Related party disclosures - Superannuation plans (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Related party disclosures
Group contributions to defined contribution plans	$ 418	$ 361
Group contributions to defined benefit plans	$ 33	$ 26